DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details 3) - Cash flow hedge derivatives [Member] - Interest rate risk [member] - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		$ 112,875	$ 136,528
Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(385,626)	(279,027)
Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(272,751)	(142,499)
Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		385,626	279,027
Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(112,875)	(136,528)
Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		272,751	142,499
Due within 1 year [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		60,733	72,631
Due within 1 year [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(308,737)	(159,439)
Due within 1 year [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(248,004)	(86,808)
Due within 1 year [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		308,737	159,439
Due within 1 year [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(60,733)	(72,631)
Due within 1 year [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		248,004	86,808
Between 1 and 3 years [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		43,507	45,857
Between 1 and 3 years [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(60,515)	(83,193)
Between 1 and 3 years [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(17,008)	(37,336)
Between 1 and 3 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		60,515	83,193
Between 1 and 3 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(43,507)	(45,857)
Between 1 and 3 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		17,008	37,336
Between 3 and 6 years [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		7,757	18,040
Between 3 and 6 years [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(13,780)	(32,647)
Between 3 and 6 years [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(6,023)	(14,607)
Between 3 and 6 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		13,780	32,647
Between 3 and 6 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(7,757)	(18,040)
Between 3 and 6 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		6,023	14,607
Over 6 years [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		878
Over 6 years [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(2,594)	(3,748)
Over 6 years [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(1,716)	(3,748)
Over 6 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		2,594	3,748
Over 6 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(878)
Over 6 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		$ 1,716	$ 3,748

[1]	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.